Cash Flow Detail	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Cash Flow Detail	Cash flow detail
Net cash flow provided by operating activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2023	2022	2021
Cash received from operations	47,314	46,925	46,415
Cash paid from operations	(34,646)	(34,778)	(34,379)
Cash paid to suppliers	(29,188)	(29,509)	(29,236)
Cash paid to employees	(4,604)	(4,416)	(4,299)
Payments related to cancellation of commitments	(854)	(853)	(844)
Net payments of interest and other financial expenses net of dividends received	(565)	(292)	(1,309)
Net interest and other financial expenses paid	(1,811)	(1,236)	(1,519)
Dividends received	1,246	944	210
Taxes (payments)/proceeds	(454)	(92)	(459)
Net cash flow provided by operating activities	11,649	11,763	10,268
In 2023, dividends amounting to 1,000 million pounds were received from VMED O2 UK Ltd (see Note 10) equivalent to 1,154 million euros (800 million pounds, equivalent to 909 million euros in 2022 and 161 million pounds, equivalent to 187 million euros in 2021)
In 2023, payments have been made on account of the Corporate Tax of the Tax Group of Telefónica, S.A. for an amount of 198 million euros (289 million euros in 2022). In December 2023, after executing a credit assignment contract signed with a financial institution, 285 million euros were collected corresponding to the 2022 installment.
Net cash flow used in investing activities
The following is a detail of the items comprising the net cash flow used in investing activities.

Millions of euros	2023	2022	2021
Proceeds from the sale in property, plant and equipment and intangible assets	310	842	564
Payments on investments in property, plant and equipment and intangible assets	(6,161)	(6,350)	(6,728)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,851)	(5,508)	(6,164)
Payments for non-financed spectrum in 2023 amounted to 128 million euros, mainly due to the payment of 97 million euros for Telefónica Móviles Argentina and 20 million euros for Telefónica de España.
Payments for non-financed spectrum in 2022 amounted to 27 million euros, mainly due to the payment of 11 million euros for Telefónica Móviles Argentina and 8 million euros for Telefónica de España.
Payments for non-financed spectrum in 2021 amounted to 999 million euros, mainly due to the payment of 521 million euros for Telefónica United Kingdom, 343 million euros for Telefónica Spain and 131 million euros for Telefónica Chile.

Millions of euros	2023	2022	2021
Tax associated with the sale of the tower division of Telxius (Note 25)	876	—	(917)
Constitution of VMO2 (1) (Note 2)	—	(256)	5,872
Sale of Telecommunications towers divisions of Telxius (Note 2)	90	2	7,434
Sale of Telefónica de Costa Rica	—	(15)	442
Sale of InfraCo	—	—	479
Tax associated with the sale of InfraCo	—	(124)	—
Sale of Telefónica Móviles El Salvador	—	116	—
Sale of fiber assets of Colombia Telecomunicaciones	—	55	—
Deferred collection sale of T. Ireland	—	35	35
Others	38	72	24
(Payments)/proceeds on disposals of companies, net of cash and cash equivalents disposed	1,004	(115)	13,369
Oi mobile assets acquisition (Note 2)	(3)	(986)	—
Incremental acquisition (Note 5)	—	(178)	—
BE-terna acquisition (Note 5)	(5)	(328)	—
Cancom acquisition (Note 5)	—	—	(374)
Capital increase of UGG TopCo (Note 10)	(73)	(50)	(27)
Capital increase of InfraCo Chile (Note 10)	(46)	—	—
Loan to InfraCo Chile (Note 12)	(46)	—	—
Capital increase of nexfibre (Note 10)	(33)	—	—
Others	(46)	(86)	(13)
Payments on investments in companies, net of cash and cash equivalents acquired	(252)	(1,628)	(414)
(1) Cash received (see Note 2) less: (i) Cash and cash equivalents of Telefonica UK at the date of its exit from the scope of consolidation, and (ii) payments made in 2021 and 2022 to the O2 UK pension plan and other expenses (see Note 29.c).

Millions of euros	2023	2022	2021
Collateral guarantees on derivatives	1,088	2,891	1,897
Legal deposits	31	3	125
Long-term financial instruments of Pegaso PCS (Note 12)	287	—	—
Others	26	73	141
Proceeds on financial investments not included under cash equivalents	1,432	2,967	2,163
Legal deposits	(16)	(4)	(7)
Collateral guarantees on derivatives	(1,402)	(2,195)	(1,228)
Investment in funds shares of Telefónica Brasil	—	—	(117)
Long-term financial instruments of Pegaso PCS (Note 12)	—	(260)	—
Others	(57)	(116)	(122)
Payments on financial investments not included under cash equivalents	(1,475)	(2,575)	(1,474)
Net proceeds/(payments) for temporary financial investments	856	1,532	(1,584)
Net proceeds/(payments) for temporary financial investments mainly includes placements of treasury surpluses not included in cash equivalents.
Net cash flow used in financing activities
The following is a detail of the items comprising the net cash flow used in financing activities.

Millions of euros	2023	2022	2021
Dividends paid to the shareholders of Telefónica, S.A. (*)	(1,701)	(959)	(617)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(189)	(268)	(198)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(157)	(161)	(165)
Payments to non-controlling interests of Telxius for the sale of the telecommunications tower divisions (see Note 17.h)	—	—	(2,603)
Payments to non-controlling interests of Telxius Telecom, S.A.	(76)	—	(42)
Others	(16)	(9)	(5)
Dividends paid (see Note 17)	(2,139)	(1,397)	(3,630)
Share capital increase Pontel, S.L. (see Note 17.h)	111	—	—
Establishment of Bluevia Fibra (see notes 2 and 17.h)	—	1,021	—
Others	2	1	—
Proceeds from share capital increase with minority interests	113	1,022	—
Acquisition of 40% Telxius Telecom, S.A. from KKR (see Note 17)	(224)	—	—
Payment to KKR related to 2021 Income Tax of Telxius (Note 17)	(351)	—	—
Payment to Pontegadea related to 2021 Income Tax of Telxius (Note 17)	(88)	—	—
Own shares purchase of Telefónica Brasil	(92)	(111)	(78)
Shares purchase of Telefónica Deutschland (Note 2)	(816)	(48)	(51)
Transactions carried out by Telefónica, S.A. (see Note 17)	(223)	(365)	(478)
Telefónica Centroamérica Inversiones, S.L. share premium (ECPN.) refund related to the sale of T. Guatemala, T. Nicaragua and T. Panama	—	(44)	—
Others	23	13	3
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,771)	(555)	(604)
Issuance of undated deeply subordinated securities (Note 17)	1,750	750	1,750
Acquisition and payment of undated deeply subordinated securities (Note 17)	(1,750)	(750)	(1,750)
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (see Note 17)	(329)	(268)	(354)
Operations with other equity holders	(329)	(268)	(354)
(*) This amount differs from that indicated in Note 17 because of withholding taxes deducted in the payment to certain major shareholders in accordance with current legislation.

Millions of euros	2023	2022	2021
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III)	850	1,100	—
Issuance of Telefónica Móviles Chile, S.A. (*) (see Appendix III)	114	—	535
Issuance of Telefónica Brasil, S.A. (*)	—	628	—
Others	3	18	26
Proceeds on issue of debentures and bonds, and other debts	967	1,746	561
Disposal bilateral loans of Telefónica, S.A. (see Note 18)	275	150	200
Syndicated provision of 750 million euros by Telefónica Germany GmbH	—	—	750
Syndicated provision of Telxius Telecom, S.A. (see Note 18)	100	100	—
Disposal bilateral loan of Telefónica Brasil, S.A. (*)	—	199	—
Syndicated provision of Bluevia Fibra S.L. (see Note 18)	10	245	—
Settlement of nominal value of gross debt hedging derivatives	20	89	—
New promissory note debt (see Note 18)	504	7	53
Others	798	49	2,082
Proceeds on loans, borrowings and promissory notes (see Appendix V)	1,707	839	3,085
Repayments of debentures and bonds, and other debts	(1,910)	(3,541)	(5,847)
Syndicated amortization by Telefónica, S.A.	—	—	(750)
Syndicated amortization by Colombia Telecomunicaciones, S.A. ESP BIC	—	—	(200)
Amortization bilateral loans of Colombia Telecomunicaciones, S.A. ESP BIC (*)	—	(117)	—
Syndicated amortization by Telxius Telecom, S.A.	—	(70)	—
Settlement of nominal value of amortized debt hedging derivatives	33	(715)	(34)
Others	(1,498)	(2,175)	(3,162)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(1,465)	(3,077)	(4,146)
Lease principal payments (Note 20)	(2,114)	(1,996)	(1,782)
Financed spectrum licenses payments (Note 21)	(133)	(549)	(57)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(112)	(108)	(108)
Payments to suppliers with extended payment terms (Note 18)	—	(41)	(108)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(245)	(698)	(273)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.